PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost:	$ 76,352	$ 68,115
Accumulated depreciation:	42,184	37,549
Net book value	34,168	30,566
Depreciation expense	5,875	5,401	$ 5,071
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	44,149	38,432
Accumulated depreciation:	32,019	28,835
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	4,525	4,353
Accumulated depreciation:	1,554	1,431
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	27,678	25,330
Accumulated depreciation:	$ 8,611	$ 7,283